UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                               HIGH INCOME FUND
--------------------------------------------------------------------------------

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JANUARY 31, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

        Classic Series
 [GRAPHIC]

  Semi-Annual Report . January 31, 2004

  SMITH BARNEY
  HIGH INCOME FUND


      BETH A. SEMMEL, CFA

      Beth A. Semmel, CFA, has more than 21 years of securities business experience. Ms. Semmel holds a BA in Math and Computer Science from Colgate University.

      PETER J. WILBY, CFA

      Peter J. Wilby, CFA, has more than 23 years of securities business experience. Mr. Wilby holds a BBA and an MBA in Accounting from Pace University.

      FUND OBJECTIVE

      The fund seeks high current income by investing primarily in high yield corporate bonds, debentures and notes. These securities are commonly known as "junk bonds" because they are rated in the lower rating categories of nationally and internationally recognized rating agencies, or, if unrated, of similar credit quality.

      FUND FACTS

      FUND INCEPTION
      -----------------
      September 2, 1986

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      21 Years (Beth A. Semmel, CFA)
      23 Years (Peter J. Wilby, CFA)

What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities................................... 16
Statement of Operations............................................... 17
Statements of Changes in Net Assets................................... 18
Notes to Financial Statements......................................... 19
Financial Highlights.................................................. 24

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

Chairman, President and Chief Executive Officer


Dear Shareholder,

The high-yield market continued its rally over the course of the six months ending January 31, 2004, spurred by an improving economy, which benefited from the mid-year cut in interest rates. In contrast to July when the high-yield market/i/ declined due to the sharp sell-off in U.S. Treasury bonds, the high-yield rally resumed in mid-August as prices of U.S. Treasury bonds stabilized.

Although investor sentiment was temporarily shaky during the summer's U.S. Treasury bond sell-off, record inflows into high-yield bond funds drove demand for higher-yielding securities throughout the period, propelling the market higher. Better-than-expected quarterly earnings and declining default rates also contributed to this strong demand, and increased capital market transactions fortified the balance sheets of corporate bond issuers. Please note that high yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

Performance Review

Within this environment, the fund performed as follows. For the six months ended January 31, 2004, Class A shares of the Smith Barney High Income Fund, excluding sales charges, returned 11.13%. These shares underperformed the fund's unmanaged benchmark, the Citigroup High Yield Market (7-10 year) Index/ii/ which returned 12.21% for the same period. They also underperformed the fund's Lipper high current yield funds category average, which returned 11.15% for the same period./1/ The fund benefited over the period from its overweighting in CCC-rated bonds and the cable sector, but its underweighting in the utilities sector negatively affected fund performance. We added to positions in the chemicals and utilities sectors and reduced the fund's exposure to the telecommunications sector.

                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                                    6 Months
Class A Shares                                       11.13%
Citigroup High Yield Market (7-10 year) Index        12.21%
Lipper High Current Yield Funds Category Average/1/  11.15%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds. com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 10.98%, Class L shares returned 11.01% and Class Y shares returned 11.42% over the six months ended January 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The Citigroup High Yield Market (7-10 Year) Index is an unmanaged broad-based index of high yield bonds with a remaining maturity of at least seven years, but less than ten years. Please note that an investor cannot invest directly in an index.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended January 31, 2004, calculated among the 416 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

           1 Smith Barney High Income Fund | 2004 Semi-Annual Report

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 10, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. Please refer to pages 3 through 14 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: The fund invests in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. In addition, it may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

/i/As measured by the performance of the Citigroup High Yield Market Index, which is a broad-based unmanaged index of high yield securities. Please note that an investor cannot invest directly in an index.
/ii/The Citigroup High Yield Market (7-10 Year) Index is an unmanaged broad-based index of high yield bonds with a remaining maturity of at least seven years, but less than ten years. Please note that an investor cannot invest directly in an index.

           2 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            JANUARY 31, 2004

    FACE
   AMOUNT    RATING(a)                                      SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 92.7%
Advertising Services -- 0.4%
$  3,990,000 B-        Advanstar Communications Inc., Sr. Secured Notes, 8.680% due 8/15/08 (b)           $     4,294,237
   1,400,000 B-        Vertis Inc., Secured Notes, 9.750% due 4/1/09                                            1,529,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                5,823,737
-------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense -- 0.4%
   3,770,000 CCC+      Dunlop Standard Aerospace Holdings PLC, Sr. Notes, 11.875% due 5/15/09                   4,062,175
   1,550,000 BB-       Sequa Corp., Sr. Notes, 9.000% due 8/1/09                                                1,732,125
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                5,794,300
-------------------------------------------------------------------------------------------------------------------------
Airlines -- 1.0%
   8,721,391 D         Airplanes Pass-Through Trust, Corporate Asset-Backed Securities,
                        Series 1, Class D, 10.875% due 3/15/19 (c)                                                      0
                       Continental Airlines Inc., Pass-Through Certificates:
   3,320,000 BB-        Series 1999-2, Class C-2, 7.434% due 9/15/04                                            3,298,195
   1,201,744 BB         Series 2000-2, Class C, 8.312% due 4/2/11                                               1,103,411
   5,080,000 B          Series D, Class D, 7.568% due 12/1/06                                                   4,507,114
                       United Airlines Inc., Pass-Through Certificates:
                        Class B:
   2,116,671 CCC          Series 2000-1, 8.030% due 7/1/11                                                        554,396
   5,194,128 CCC+         Series 2000-2, 7.811% due 10/1/09 (c)                                                 2,084,741
   1,008,000 B+           Series 2001-1, 6.932% due 9/1/11                                                        455,912
   2,210,000 CCC+       Series 2001-1, Class C, 6.831% due 9/1/08                                                 401,511
   1,003,428 BBB+      US Airways, Inc., Pass-Through Certificates, Series 1999-1, 8.360% due 1/20/19             995,883
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               13,401,163
-------------------------------------------------------------------------------------------------------------------------
Automotive -- 2.7%
   1,535,000 B+        Arvin Capital I, Notes, 9.500% due 2/1/27                                                1,627,100
                       Dana Corp., Notes:
   4,130,000 BB         6.500% due 3/1/09                                                                       4,336,500
   1,865,000 BB         10.125% due 3/15/10                                                                     2,135,425
   1,800,000 BBB-      Ford Motor Co., Notes, 7.450% due 7/16/31                                                1,832,787
   2,600,000 BBB-      Ford Motor Credit Co., Notes, 7.250% due 10/25/11                                        2,829,003
   2,350,000 B+        General Maritime Corp., Sr. Notes, 10.000% due 3/15/13                                   2,708,375
   2,525,000 BBB       General Motors Acceptance Corp., Notes, 6.875% due 8/28/12                               2,712,062
                       General Motors Corp.:
   1,025,000 BBB        Sr. Debentures, 8.375% due 7/15/33                                                      1,172,062
   5,150,000 BBB        Sr. Notes, 7.125% due 7/15/13                                                           5,627,045
   3,000,000 B-        Quality Distribution LLC/QD Capital Corp., Sr. Sub. Notes, 9.000% due 11/15/10 (b)       3,165,000
   1,225,000 B-        Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12                                      1,341,375
   2,000,000 CCC+      Tenneco Automotive Inc., Sr. Secured 2nd Priorty Lien Notes, Series B,
                        10.250% due 7/15/13                                                                     2,330,000
   2,900,000 BB-       TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13                                       3,298,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               35,115,484
-------------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 11.9%
                       Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
                        Sr. Discount Notes:
  24,930,000 CCC-         Step bond to yield 11.915% due 1/15/10                                               21,439,800
   5,775,000 CCC-         Step bond to yield 11.643% due 1/15/11                                                4,417,875
   8,395,000 CCC-         Step bond to yield 17.642% due 5/15/11                                                5,792,550
   4,975,000 CCC-       Sr. Notes, 10.750% due 10/1/09                                                          4,676,500

                      See Notes to Financial Statements.


           3 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(a)                                   SECURITY                                         VALUE
---------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 11.9% (continued)
                        CSC Holdings Inc.:
$   5,050,000 BB-        Sr. Debentures, 7.625% due 7/15/18                                           $     5,529,750
                         Sr. Notes:
    2,150,000 BB-          7.875% due 12/15/07                                                              2,316,625
                           Series B:
    2,525,000 BB-            8.125% due 7/15/09                                                             2,777,500
    1,505,000 BB-            7.625% due 4/1/11                                                              1,647,975
                         Sr. Sub. Debentures:
   10,480,000 B+           10.500% due 5/15/16                                                             12,156,800
    2,025,000 B+           9.875% due 4/1/23                                                                2,131,313
    4,975,000 BB-       DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13                                 5,659,063
                        EchoStar DBS Corp., Sr. Notes:
    7,375,000 BB-        10.375% due 10/1/07                                                                8,075,625
    4,176,000 BB-        9.125% due 1/15/09                                                                 4,708,440
    5,100,000 BB-        9.375% due 2/1/09                                                                  5,351,838
    7,909,000 B-        Emmis Communications Corp., Sr. Discount Notes, step bond to yield
                          12.322% due 3/15/11                                                               7,513,550
    2,900,000 CCC       Granite Broadcasting Corp., Sr. Secured Notes, 9.750% due 12/1/10 (b)               2,892,750
    5,579,000 B-        Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield
                          13.689% due 2/15/11                                                               4,714,255
    2,500,000 B+        Insight Midwest L.P./Insight Capital Inc., Sr. Sub. Discount Notes,
                          10.500% due 11/1/10 (b)                                                           2,668,750
    3,000,000 B+        Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13                              3,315,000
    5,000,000 B+        Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13                  5,187,500
      775,000 B-        NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11                          885,438
                        Paxson Communications Corp.:
    1,360,000 CCC+       Sr. Sub. Notes, 10.750% due 7/15/08                                                1,475,600
    3,015,000 CCC+       Sr. Sub. Discount Notes, step bond to yield 15.541% due 1/15/09                    2,668,275
                        Pegasus Communications Corp., Sr. Notes, Series B:
      380,000 CCC-       9.625% due 10/15/05                                                                  378,100
    1,495,000 CCC-       9.750% due 12/1/06                                                                 1,480,050
    1,855,000 CCC-      Pegasus Satellite Communications Inc., Sr. Discount Notes, step bond to yield
                          19.832% due 3/1/07                                                                1,864,275
    2,440,000 B-        Radio One Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11                         2,708,400
    9,665,000 BB-       Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15                 11,114,750
    1,900,000 CCC+      Spanish Broadcasting System Inc., Sr. Sub. Notes, 9.625% due 11/1/09                2,056,750
                        Time Warner Inc.:
    5,200,000 BBB+       Sr. Debentures, 6.625% due 5/15/29                                                 5,368,173
    1,175,000 BBB+       Sr. Notes 7.625% due 4/15/31                                                       1,354,986
                        Vivendi Universal SA, Sr. Notes:
    5,725,000 B1*        6.250% due 7/15/08                                                                 6,054,187
    2,600,000 BB         9.250% due 4/15/10                                                                 3,055,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          153,437,443
---------------------------------------------------------------------------------------------------------------------
Building/Construction -- 3.3%
      940,000 B-        Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12                       1,043,400
    3,775,000 B-        Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09                     4,039,250
    3,100,000 B-        Brand Services Inc., Sr. Notes, 12.000% due 10/15/12 (b)                            3,642,500
                        D.R. Horton, Inc.:
    2,190,000 BB+        Sr. Notes, 8.000% due 2/1/09                                                       2,474,700
    1,905,000 BB-        Sr. Sub. Notes, 9.375% due 3/15/11                                                 2,152,650

                      See Notes to Financial Statements.


           4 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(a)                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
Building/Construction -- 3.3% (continued)
$   2,861,000 BB-       KB Home, Sr. Sub. Notes, 9.500% due 2/15/11                                       $     3,232,930
    3,165,000 BBB-      Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10                                    3,648,900
    5,045,000 B-        Nortek Holdings Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11                      5,650,400
    1,875,000 D         Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09 (c)                                871,875
      295,000 BBB-      The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10                                      337,775
    3,625,000 BB-       Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11                                4,277,500
                        Standard Pacific Corp.:
    2,400,000 BB         Sr. Notes, 8.500% due 4/1/09                                                           2,526,000
    1,880,000 B+         Sr. Sub. Notes, 9.250% due 4/15/12                                                     2,190,200
                        Terex Corp., Sr. Sub. Notes:
    1,075,000 B          9.250% due 7/15/11                                                                     1,201,313
    2,375,000 B          Series B, 10.375% due 4/1/11                                                           2,719,375
    2,500,000 B         URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09                                 2,687,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               42,696,268
-------------------------------------------------------------------------------------------------------------------------
Business Services -- 0.8%
    4,500,000 B-        Interface Inc., Sr. Notes, 10.375% due 2/1/10                                           5,040,000
    5,000,000 B         Iron Mountain Inc., Sr. Sub. Notes, 6.625% due 1/1/16                                   4,837,500
    5,815,000 D         Outsourcing Solutions Inc., Sr. Sub. Notes, Series B, 11.000% due 11/1/06 (c)              43,613
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                9,921,113
-------------------------------------------------------------------------------------------------------------------------
Chemicals -- 6.1%
    4,725,000 B+        Acetex Corp., Sr. Notes, 10.875% due 8/1/09                                             5,268,375
    2,350,000 B+        Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11                                        2,661,375
    2,625,000 NR        Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08                                      2,296,875
    3,675,000 CCC       Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                                         3,472,875
    5,825,000 B+        Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11 (b)       6,349,250
    2,525,000 BB+       FMC Corp., MTN, Series A, 6.750% due 5/5/05                                             2,588,125
    2,725,000 B         Huntsman Advance Materials LLC, Sr. Notes, 11.000% due 7/15/10 (b)                      3,106,500
   31,260,000 CCC+      Huntsman ICI Holdings LLC, Sr. Discount Notes, zero coupon bond to yield
                          13.092% due 12/31/09                                                                 14,848,500
    1,865,000 B-        Huntsman International LLC, Sr. Discount Notes, 9.875% due 3/1/09                       2,042,175
    3,710,000 B+        IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11                                4,433,450
    3,660,000 BB-       ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11                           4,181,550
    3,780,000 B+        ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09                    4,214,700
    5,690,000 B+        Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12                           6,230,550
    1,490,000 BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                                           1,683,700
    1,395,000 B-        OM Group Inc., Notes, 9.250% due 12/15/11                                               1,478,700
                        Rhodia SA:
      425,000 CCC+       Sr. Notes, 7.625% due 6/1/10 (b)                                                         401,625
    6,550,000 CCC+       Sr. Sub. Notes, 8.875% due 6/1/11 (b)                                                  5,862,250
      365,000 B+        Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08                               432,525
    2,850,000 B-        United Industries Corp., Sr. Notes, Series D, 9.875% due 4/1/09                         3,021,000
    3,500,000 B+        Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11                                  3,832,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               78,406,600
-------------------------------------------------------------------------------------------------------------------------
Consumer Products & Services -- 4.1%
    1,500,000 B+        AKI Inc., Sr. Notes, 10.500% due 7/1/08                                                 1,567,500
      735,000 BBB-      American Greetings Corp., Notes, 6.100% due 8/1/28                                        764,400
    5,575,000 BBB-      Avis Group Holdings Inc., Sr. Sub. Notes, 11.000% due 5/1/09                            5,998,076
    6,250,000 B-        Home Interiors & Gifts Inc., Sr. Sub. Notes, 10.125% due 6/1/08                         6,359,375
      750,000 B-        Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12                           858,750

                      See Notes to Financial Statements.


           5 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(a)                                  SECURITY                                       VALUE
------------------------------------------------------------------------------------------------------------------
Consumer Products & Services -- 4.1% (continued)
$     875,000 CCC+      Playtex Products Inc., Sr. Sub. Notes, 9.375% due 6/1/11                   $       923,125
    1,875,000 B-        Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13                                2,048,438
    5,000,000 CCC+      Resolution Performance Products Inc., Sr. Sub. Notes, 13.500% due 11/15/10       4,475,000
    1,100,000 CCC+      Salton, Inc., Sr. Sub. Notes, 12.250% due 4/15/08                                1,215,500
                        Sealy Mattress Co., Series B:
    7,850,000 B-         Sr. Sub. Discount Notes, step bond to yield 11.188% due 12/15/07                8,203,250
      825,000 B-         Sr. Sub. Notes, 9.875% due 12/15/07                                               858,000
                        Service Corp. International:
    2,605,000 BB-        Debentures, 7.875% due 2/1/13                                                   2,618,025
                         Notes:
    2,860,000 BB-          6.875% due 10/1/07                                                            2,974,400
    2,895,000 BB-          6.500% due 3/15/08                                                            2,967,375
    2,940,000 B         Sola International Inc., Notes, 6.875% due 3/15/08                               2,987,775
    3,229,000 BB+       Standard Commercial Tobacco Co., Inc., Sr. Notes, 8.875% due 8/1/05              3,293,580
    4,505,000 B+        Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08                    5,034,338
------------------------------------------------------------------------------------------------------------------
                                                                                                        53,146,907
------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 3.6%
                        Anchor Glass Container Corp., Sr. Secured Notes:
    4,350,000 B+         11.000% due 2/15/13                                                             5,133,000
    1,000,000 B+         11.000% due 2/15/13 (b)                                                         1,180,000
    1,000,000 B-        Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12                        1,170,000
    7,550,000 BB-       Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09       8,191,750
      500,000 B         Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05                                517,500
    3,950,000 B+        Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11                           4,443,750
                        Pliant Corp.:
    2,400,000 B-         Sr. Secured 2nd Priority Lien Notes, 11.125% due 9/1/09                         2,532,000
      545,000 B-         Sr. Sub. Notes, 13.000% due 6/1/10                                                493,225
    2,000,000 B         Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10                             1,830,000
    3,295,000 BBB       Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)                                  3,716,809
                        Stone Container Finance Corp., Sr. Notes:
    9,250,000 B          11.500% due 8/15/06 (b)                                                         9,735,625
    1,000,000 B          9.750% due 2/1/11                                                               1,107,500
                        Tekni-Plex Inc.:
    2,585,000 B-         Sr. Secured Notes, 8.750% due 11/15/13 (b)                                      2,849,963
    3,000,000 B-         Sr. Sub. Notes, Series B, 12.750% due 6/15/10                                   3,195,000
------------------------------------------------------------------------------------------------------------------
                                                                                                        46,096,122
------------------------------------------------------------------------------------------------------------------
Credit Trust -- 0.4%
                        First Consumers Master Trust, Personal Notes, Class A:
    1,929,586 BB         Series 1999-A, 5.800% due 12/15/05                                              1,929,874
    2,821,064 BB         Series 2001-A, 1.404% due 9/15/08                                               2,668,448
------------------------------------------------------------------------------------------------------------------
                                                                                                         4,598,322
------------------------------------------------------------------------------------------------------------------
Energy -- 3.7%
    2,250,000 B         Hanover Compress Co., Sr. Notes, 8.625% due 12/15/10                             2,407,500
    4,395,000 BB-       Leviathan Gas Pipeline Partners/Leviathan Finance Corp.,
                         Sr. Sub. Notes, Series B, 10.375% due 6/1/09                                    4,592,775
    2,665,000 BB        Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11                                 3,038,100
    3,580,000 B+        Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12                     4,063,300
      860,000 B         Nuevo Energy Co., Sr. Sub. Notes, Series B, 9.500% due 6/1/08                      905,150

                      See Notes to Financial Statements.


           6 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(a)                          SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Energy -- 3.7% (continued)
$  1,851,000 Aa2*      Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08     $     2,177,637
                       Plains Exploration & Production Co., Sr. Sub. Notes:
   2,000,000 B           8.750% due 7/1/12                                                 2,230,000
   1,830,000 B           Series B, 8.750% due 7/1/12                                       2,040,450
                       Pogo Producing Co., Sr. Sub. Notes, Series B:
     775,000 BB          10.375% due 2/15/09                                                 819,563
   1,155,000 BB          8.250% due 4/15/11                                                1,276,275
   4,225,000 BB        Pride International Inc., Sr. Notes, 10.000% due 6/1/09             4,547,156
   1,920,000 BB-       SESI, LLC, Sr. Notes, 8.875% due 5/15/11                            2,112,000
                       Swift Energy Co., Sr. Sub. Notes:
   2,000,000 B           10.250% due 8/1/09                                                2,160,000
   3,505,000 B           9.375% due 5/1/12                                                 3,925,600
                       Vintage Petroleum, Inc.:
   2,680,000 BB-         Sr. Notes, 8.250% due 5/1/12                                      2,961,400
                         Sr. Sub. Notes:
   2,260,000 B            9.750% due 6/30/09                                               2,384,300
   2,000,000 B            7.875% due 5/15/11                                               2,130,000
   1,500,000 B+        Westport Resources Corp., Sr. Sub. Notes, 8.250% due 11/1/11        1,657,500
   2,005,000 BB+       Windsor Petroleum Transport Co., Notes, 7.840% due 1/15/21
                         (b)                                                               1,989,962
---------------------------------------------------------------------------------------------------
                                                                                          47,418,668
---------------------------------------------------------------------------------------------------
Environmental Services -- 1.7%
                       Allied Waste North America, Inc., Series B:
                         Sr. Notes:
   5,610,000 BB-          8.500% due 12/1/08                                               6,290,212
   2,980,000 BB-          7.875% due 1/1/09                                                3,114,100
   5,770,000 B+          Sr. Sub. Notes, 10.000% due 8/1/09                                6,246,025
   5,550,000 B-        IMCO Recycling Inc., Sr. Secured Notes, 10.375% due
                         10/15/10 (b)                                                      5,813,625
---------------------------------------------------------------------------------------------------
                                                                                          21,463,962
---------------------------------------------------------------------------------------------------
Financial Services -- 2.6%
                       Alamosa Delaware Inc.:
   3,435,250 CCC         Sr. Discount Notes, step bond to yield 10.396% due 7/31/09        3,718,658
   2,465,169 CCC         Sr. Notes, 11.000% due 7/31/10                                    2,267,956
   6,850,000 B-        Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08             6,644,500
     935,000 BB-       Case Credit Corp., Notes, 6.750% due 10/21/07                         960,713
   3,690,000 BB        Markel Capital Trust I, Capital Securities, Series B,
                         8.710% due 1/1/46                                                 3,872,496
   4,975,000 B         JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12                      5,671,500
   7,890,000 CCC-      Ocwen Capital Trust I, Capital Securities, 10.875% due
                         8/1/27                                                            8,008,350
   2,250,000 BB+       PXRE Capital Trust I, Capital Trust, Pass-Through
                         Securities, 8.850% due 2/1/27                                     2,126,250
---------------------------------------------------------------------------------------------------
                                                                                          33,270,423
---------------------------------------------------------------------------------------------------
Food & Beverage -- 2.1%
                       Ahold Finance USA Inc., Notes:
   1,025,000 BB-         8.250% due 7/15/10                                                1,142,875
   7,565,836 BB          Series A-1, 7.820% due 1/2/20                                     7,873,198
   1,850,000 B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11            2,044,250
   2,040,000 BB-       Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                      2,111,400
   2,000,000 B         Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12                2,210,000

                      See Notes to Financial Statements.


           7 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(a)                          SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Food & Beverage -- 2.1% (continued)
$    370,000 CCC       Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07       $       353,350
   3,750,000 B         Land O' Lakes Inc., Sr. Secured Notes, 9.000% due 12/15/10
                         (b)                                                              3,806,250
   1,510,000 CC        Mrs. Field's Original Cookies, Inc., Sr. Sub. Notes, Series
                         B, 10.125% due 12/1/04                                           1,064,550
   6,000,000 B-        Nash Finch Co., Sr. Sub. Notes, Series B, 8.500% due 5/1/08        6,045,000
---------------------------------------------------------------------------------------------------
                                                                                         26,650,873
---------------------------------------------------------------------------------------------------
Healthcare -- 2.6%
   1,050,000 B-        aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10                 1,202,250
   5,625,000 B-        AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13                6,187,500
   4,363,221 B+        Dade Behring Inc., Sr. Sub. Notes, 11.910% due 10/3/10             5,061,336
   1,530,000 B         Extendicare Health Services, Inc., Sr. Sub. Notes, 9.500%
                         due 7/1/10                                                       1,705,950
   5,200,000 B-        InSight Health Services, Sr. Sub. Notes, Series B, 9.875%
                         due 11/1/11                                                      5,564,000
                       Tenet Healthcare Corp.:
   3,470,000 B+          Notes, 7.375% due 2/1/13                                         2,897,450
                         Sr. Notes:
   1,275,000 B+           5.375% due 11/15/06                                             1,224,000
   1,600,000 B+           6.875% due 11/15/31                                             1,536,000
   2,000,000 B+        Triad Hospitals Inc., Sr. Notes, Series B, 8.750% due 5/1/09       2,195,000
   5,400,000 CCC+      Vanguard Health Systems, Inc., Sr. Sub. Notes, 9.750% due
                         8/1/11                                                           5,994,000
---------------------------------------------------------------------------------------------------
                                                                                         33,567,486
---------------------------------------------------------------------------------------------------
Hotels/Resort/Cruiselines -- 6.0%
   5,225,000 B         Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09       6,021,813
   2,500,000 B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11               2,781,250
   3,300,000 CCC+      Courtyard by Marriott II L.P./ Courtyard Finance Co., Sr.
                         Notes, Series B,
                         10.750% due 2/1/08                                               3,316,500
   2,775,000 B         Herbst Gaming Inc., Sr. Secured Notes, 10.750% due 9/1/08
                         (b)                                                              3,135,750
                       Hilton Hotels Corp., Sr. Notes:
   3,105,000 BBB-        7.950% due 4/15/07                                               3,399,975
   1,325,000 BBB-        7.625% due 12/1/12                                               1,490,625
   1,275,000 B+        Horseshoe Gaming Holdings Corp., Sr. Sub. Notes, Series B,
                         8.625% due 5/15/09                                               1,348,313
   2,000,000 B         Inn of the Mountain Gods Resort & Casino, Sr. Notes,
                         12.000% due 11/15/10 (b)                                         2,200,000
                       Mandalay Resort Group:
   1,500,000 BB-         Sr. Sub. Debentures, 7.625% due 7/15/13                          1,612,500
   3,630,000 BB-         Sr. Sub. Notes, Series B, 10.250% due 8/1/07                     4,228,950
   6,000,000 CCC+      Meristar Hospitality Corp., Sr. Notes, 9.125% due 1/15/11          6,450,000
                       MGM MIRAGE, Sr. Sub. Notes:
   1,835,000 BB-         9.750% due 6/1/07                                                2,119,425
   4,870,000 BB-         8.375% due 2/1/11                                                5,624,850
                       Park Place Entertainment Corp., Sr. Sub. Notes:
   2,575,000 BB-         8.875% due 9/15/08                                               2,941,937
   8,055,000 BB-         8.125% due 5/15/11                                               9,142,425
   2,175,000 B         Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375%
                         due 5/1/12                                                       2,283,750
   3,000,000 B-        Six Flags Inc., Sr. Notes, 9.625% due 6/1/14 (b)                   3,210,000
   3,740,000 B+        Station Casinos, Inc., Sr. Sub. Notes, 8.875% due 12/1/08          3,894,275
   4,950,000 B+        Sun International Hotels, Sr. Sub. Notes, 8.875% due 8/15/11       5,420,250
   1,375,000 B+        Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125%
                         due 12/15/10 (b)                                                 1,519,375

                      See Notes to Financial Statements.


           8 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(a)                          SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Hotels/Resort/Cruiselines -- 6.0% (continued)
$  5,150,000 B-        Venetian Casino Resort LLC, Mortgage Secured Notes, 11.000%
                         due 6/15/10                                                 $     5,896,750
--------------------------------------------------------------------------------------------------
                                                                                          78,038,713
--------------------------------------------------------------------------------------------------
Industrial Equipment & Supplies -- 2.8%
   3,100,000 B-        Applied Extrusion Technologies Inc., Sr. Notes, Series B,
                         10.750% due 7/1/11                                                2,867,500
   2,575,000 BB-       Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)             2,877,563
   2,750,000 B-        Columbus Mckinnon Corp., Sr. Secured Notes, 10.000% due
                         8/1/10                                                            3,066,250
   4,979,000 B         Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                5,750,745
   2,200,000 B-        General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08            2,230,250
                       Muzak LLC/Muzak Finance Corp.:
   2,825,000 B-          Sr. Notes, 10.000% due 2/15/09                                    3,051,000
   3,050,000 CCC+        Sr. Sub. Notes, 9.875% due 3/15/09                                3,091,938
   1,535,000 B+        NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09                    1,696,175
   4,990,000 CCC+      Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due
                         12/1/07                                                           5,089,800
   3,600,000 B-        Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due
                         12/15/13 (b)                                                      3,798,000
                       Wesco Distribution Inc., Sr. Sub. Notes:
   1,625,000 B-          9.125% due 6/1/08                                                 1,681,875
   1,000,000 B-          Series B, 9.125% due 6/1/08                                       1,035,000
--------------------------------------------------------------------------------------------------
                                                                                          36,236,096
--------------------------------------------------------------------------------------------------
Leisure -- 0.7%
                       AMC Entertainment Inc., Sr. Sub. Notes:
   6,235,000 CCC+        9.500% due 3/15/09                                                6,429,844
   2,890,000 CCC+        9.500% due 2/1/11                                                 3,034,500
--------------------------------------------------------------------------------------------------
                                                                                           9,464,344
--------------------------------------------------------------------------------------------------
Metals/Mining -- 0.7%
   2,500,000 B-        Compass Minerals Group Inc., Sr. Sub. Notes, 10.000% due
                         8/15/11                                                           2,887,500
   3,790,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                    4,700,790
   1,075,000 B+        Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09                 1,112,625
--------------------------------------------------------------------------------------------------
                                                                                           8,700,915
--------------------------------------------------------------------------------------------------
Paper/Forestry Products -- 3.4%
   4,900,000 BB+       Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30            5,364,040
   5,265,000 B+        Appleton Papers Inc., Sr. Sub. Notes, Series B, 12.500% due
                         12/15/08                                                          6,002,100
   2,500,000 B-        Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500%
                         due 12/15/08 (b)                                                  2,537,500
                       Bowater Inc.:
   1,000,000 BB+         Debentures, 9.500% due 10/15/12                                   1,142,051
   5,000,000 BB+         Notes, 6.500% due 6/15/13                                         4,858,150
                       Buckeye Technologies Inc., Sr. Sub. Notes:
   1,900,000 B           9.250% due 9/15/08                                                1,938,000
   6,685,000 B           8.000% due 10/15/10                                               6,718,425
   5,960,000 BB-       Louisiana-Pacific Corp., Sr. Sub. Notes, 10.875% due
                         11/15/08                                                          7,092,400
   1,675,000 BB        Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625% due
                         6/15/11                                                           1,800,625
   7,025,000 BB-       Tembec Industries Inc., Sr. Notes, 8.625% due 6/30/09               6,849,375
--------------------------------------------------------------------------------------------------
                                                                                          44,302,666
--------------------------------------------------------------------------------------------------
Printing/Publishing -- 2.8%
   2,100,000 B         Dex Media East LLC/Finance, Notes, Series B, 12.125% due
                         11/15/12                                                          2,535,750
                       Dex Media Inc., Discount Notes:
   5,075,000 B           9.000% due 11/15/13 (b)                                           3,527,125
   2,625,000 B           Step bond to yield 8.867% due 11/15/13 (b)                        1,824,375
   3,250,000 B         Dex Media West LLC/Dex Media Finance Inc., Sr. Sub. Notes,
                         9.875% due 8/15/13 (b)                                            3,713,125

                      See Notes to Financial Statements.


           9 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(a)                          SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Printing/Publishing -- 2.8% (continued)
$  6,404,129 B-        Hollinger Participation Trust, Sr. Notes, 12.125% due
                         11/15/10 (b)                                               $     7,845,058
   5,325,000 B         Houghton Mifflin Co., Sr. Discount Notes, step bond to
                         yield 11.649% due 10/15/13 (b)                                   3,328,125
                       Mail-Well I Corp.:
   3,180,000 BB-         Sr. Notes, 9.625% due 3/15/12                                    3,593,400
                         Sr. Sub. Notes:
   2,000,000 B            7.875% due 12/1/13 (b)                                          1,955,000
     550,000 B            Series B, 8.750% due 12/15/08                                     574,750
   1,950,000 B         PEI Holdings, Inc., Sr. Secured Notes, 11.000% due 3/15/10         2,281,500
   3,525,000 B+        R.H. Donnelley Financial Corp. I, Sr. Sub. Notes, 10.875%
                         due 12/15/12 (b)                                                 4,221,187
   1,219,000 BB-       Yell Finance BV, Sr. Discount Notes, step bond to yield
                         12.263% due 8/1/11                                               1,127,575
--------------------------------------------------------------------------------------------------
                                                                                         36,526,970
--------------------------------------------------------------------------------------------------
Real Estate Investment Trusts -- 1.0%
   5,850,000 B-        Felcor Lodging L.P., Sr. Notes, 9.500% due 9/15/08                 6,318,000
   6,395,000 B+        Host Marriot L.P., Notes, Series I, 9.500% due 1/15/07             7,146,413
--------------------------------------------------------------------------------------------------
                                                                                         13,464,413
--------------------------------------------------------------------------------------------------
Retail -- 3.9%
   1,115,000 CCC-      American Restaurant Group, Inc., Sr. Secured Notes, Series
                         D, 11.500% due 11/1/06                                             624,400
   2,655,000 CCC       CKE Restaurants, Inc., Sr. Sub. Notes, 9.125% due 5/1/09           2,721,375
   2,000,000 B         Cole National Group, Inc., Sr. Sub. Notes, 8.625% due
                         8/15/07                                                          2,070,000
   1,895,000 CCC-      Denny's Corp., Sr. Notes, 11.250% due 1/15/08                      1,487,575
   2,350,000 CCC+      Eye Care Centers of America, Sr. Sub. Notes, 9.125% due
                         5/1/08                                                           2,361,750
   1,120,000 B+        Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08            1,159,200
     941,000 B-        Friendly Ice Cream Corp., Sr. Notes, 10.500% due 12/1/07             980,992
                       The Gap Inc., Notes:
   1,120,000 BB+         8.150% due 12/15/05                                              1,262,800
     500,000 BB+         6.900% due 9/15/07                                                 550,000
   3,700,000 BB+         8.800% due 12/15/08                                              4,569,500
                       J.C. Penney Co. Inc., Notes:
   4,750,000 BB+         8.000% due 3/1/10                                                5,474,375
   4,678,000 BB+         9.000% due 8/1/12                                                5,707,160
   2,164,000 B-        Jo-Ann Stores, Inc., Sr. Sub. Notes, 10.375% due 5/1/07            2,264,085
   1,910,000 BB-       The Pep Boys -- Manny, Moe & Jack, Medium-Term Notes,
                         Series A,
                         6.710% due 11/3/04                                               1,943,425
   1,152,000 B-        Petro Stopping Center L.P./Petro Financial Corp., Sr.
                         Notes, 10.500% due 2/1/07                                        1,183,680
                       Rite Aid Corp.:
   7,325,000 B-          Notes, 7.125% due 1/15/07                                        7,489,812
                         Sr. Notes:
   1,320,000 B-           7.625% due 4/15/05                                              1,346,400
   1,750,000 B-           11.250% due 7/1/08                                              1,907,500
   4,182,000 BB        Saks Inc., Notes, 9.875% due 10/1/11                               5,060,220
--------------------------------------------------------------------------------------------------
                                                                                         50,164,249
--------------------------------------------------------------------------------------------------
Steel Producer -- 0.3%
   3,600,000 B+        AK Steel Corp., Sr. Sub. Notes, 7.875% due 2/15/09                 3,240,000
--------------------------------------------------------------------------------------------------
Technology -- 0.5%
                       Thomas & Betts Corp.:
   4,335,000 BBB-        Medium-Term Notes, 6.625% due 4/7/08                             4,616,775
   1,125,000 BBB-        Sr. Notes, 7.250% due 6/1/13                                     1,209,375
--------------------------------------------------------------------------------------------------
                                                                                          5,826,150
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


          10 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(a)                          SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Telecommunications -- 11.1%
$  4,845,000 C         AirGate PCS Inc., Sr. Sub. Notes, step bond to yield
                         15.111% due 10/1/09                                         $     4,578,525
   2,600,000 B-        American Cellular Corp., Sr. Notes, Series B, 10.000% due
                         8/1/11                                                            2,886,000
  10,225,000 CCC       American Tower Corp., Sr. Notes, 9.375% due 2/1/09                 10,915,188
   2,040,000 CCC       American Tower Escrow Corp., Sr. Sub. Discount Notes,
                         zero coupon bond to yield 14.432% due 8/1/08                      1,438,200
                       AT&T Corp., Sr. Notes:
   4,600,000 BBB         7.300% due 11/15/11                                               5,338,245
   5,025,000 BBB         8.000% due 11/15/31                                               5,896,119
                       AT&T Wireless Services Inc.:
   8,075,000 BBB         Notes, 8.125% due 5/1/12                                          9,577,757
                         Sr. Notes:
   9,100,000 BBB          7.875% due 3/1/11                                               10,632,995
   1,925,000 BBB          8.750% due 3/1/31                                                2,448,198
   2,155,000 B+        Avaya, Inc., Sr. Secured Notes, 11.125% due 4/1/09                  2,537,513
                       Crown Castle International Corp., Sr. Notes:
   2,350,000 CCC         9.375% due 8/1/11                                                 2,620,250
   3,880,000 CCC         10.750% due 8/1/11                                                4,384,400
     175,000 CCC         7.500% due 12/1/13 (b)                                              179,813
                       Dobson Communications Corp., Sr. Notes:
   1,075,000 CCC+        10.875% due 7/1/10                                                1,177,125
   2,450,000 CCC+        8.875% due 10/1/13                                                2,541,875
   3,570,000 NR        GT Group Telecom Inc., Sr. Discount Notes, step bond to
                         yield 16.403% due 2/1/10 (c)                                            357
   1,965,000 D         Horizon PCS, Inc., Sr. Sub. Discount Notes, step bond to
                         yield 14.482% due 10/1/10 (c)                                       569,850
   8,075,000 B-        Lucent Technologies Inc., Debentures, 6.450% due 3/15/29            6,823,375
                       Nextel Communications, Inc., Sr. Notes:
   2,250,000 B+          9.375% due 11/15/09                                               2,444,063
   2,099,000 CCC+        12.500% due 11/15/09                                              2,413,850
   4,325,000 B         Nortel Networks Corp., Notes, 6.875% due 9/1/23                     4,346,625
   1,825,000 B         Northern Telecom Capital, Notes, 7.875% due 6/15/26                 1,952,750
                       Qwest Corp.:
   4,175,000 B-          Debentures, 6.875% due 9/15/33                                    3,987,125
   8,255,000 B-          Notes, 8.875% due 3/15/12 (b)                                     9,678,987
                       Qwest Services Corp.:
   6,862,000 CCC+        Notes, 14.000% due 12/15/14 (b)                                   8,680,430
   1,250,000 CCC+        Sr. Sub. Notes, 13.500% due 12/15/10 (b)                          1,512,500
                       SBA Communications Corp.:
   1,252,000 CC          Sr. Discount Notes, step bond to yield 12.000% due 3/1/08         1,358,420
   2,300,000 CC          Sr. Notes, 10.250% due 2/1/09                                     2,334,500
   3,375,000 CCC+      SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10                     3,670,312
                       Sprint Capital Corp.:
  11,875,000 BBB-        Notes, 8.750% due 3/15/32                                        14,472,739
   6,825,000 BBB-        Sr. Notes, 6.875% due 11/15/28                                    6,872,707
   4,750,000 B+        Triton PCS Inc., Sr. Notes, 8.500% due 6/1/13                       5,225,000
--------------------------------------------------------------------------------------------------
                                                                                         143,495,793
--------------------------------------------------------------------------------------------------
Textiles/Apparel -- 0.7%
                       Levi Strauss & Co.:
   1,640,000 CCC         Notes, 7.000% due 11/1/06                                         1,057,800
                         Sr. Notes:
   5,090,000 CCC          11.625% due 1/15/08                                              3,384,850
   3,580,000 CCC          12.250% due 12/15/12                                             2,362,800

                      See Notes to Financial Statements.


          11 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(a)                          SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Textiles/Apparel -- 0.7% (continued)
$    965,000 CC        Tropical Sportswear International Corp., Sr. Sub. Notes,
                         Series A, 11.000% due 6/15/08                              $       550,050
   1,638,000 B         The William Carter Co., Sr. Sub. Notes, Series B, 10.875%
                         due 8/15/11                                                      1,916,460
--------------------------------------------------------------------------------------------------
                                                                                          9,271,960
--------------------------------------------------------------------------------------------------
Utilities -- 11.4%
                       The AES Corp.:
   7,585,000 B-          Sr. Notes, 9.500% due 6/1/09                                     8,571,050
                         Sr. Sub. Notes:
     275,000 B-           8.375% due 8/15/07                                                281,187
   1,000,000 B-           8.500% due 11/1/07                                              1,025,000
   6,000,000 B         Allegheny Energy Supply Statutory Trust 2001, Secured
                         Notes, 10.250% due 11/15/07 (b)                                  6,450,000
   1,070,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                         1,289,350
  18,830,000 CCC+      Calpine Canada Energy Finance ULC, Sr. Notes, 8.500% due
                         5/1/08                                                          15,628,900
                       Calpine Corp.:
   2,100,000 B           2nd Priority, Sr. Secured Notes, 8.500% due 7/15/10 (b)          2,047,500
   3,985,000 CCC+        Sr. Notes, 8.625% due 8/15/10                                    3,287,625
   1,970,000 B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                   2,024,214
                       Dynegy Holdings Inc.:
                         Sr. Debentures:
   7,750,000 CCC+         7.125% due 5/15/18                                              6,742,500
   6,650,000 CCC+         7.625% due 10/15/26                                             5,818,750
   7,000,000 B-          Sr. Secured Notes, 7.620% due 7/15/08 (b)                        7,647,500
                       Edison Mission Energy, Sr. Notes:
   3,735,000 B           10.000% due 8/15/08                                              3,977,775
   1,775,000 B           7.730% due 6/15/09                                               1,761,688
   7,330,000 B           9.875% due 4/15/11                                               7,870,587
                       El Paso Corp., Sr. Notes, Series MTN:
   4,875,000 CCC+        7.800% due 8/1/31                                                4,149,844
  11,125,000 CCC+        7.750% due 1/15/32                                               9,470,156
   2,007,000 BB-       El Paso Energy Partners, Sr. Sub. Notes, Series B, 8.500%
                         due 6/1/11                                                       2,262,892
                       Mirant Americas Generation LLC, Sr. Notes:
   2,200,000 D           7.625% due 5/1/06 (c)                                            1,881,000
   6,000,000 D           9.125% due 5/1/31 (c)                                            5,100,000
   9,300,000 B+        NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (b)        9,718,500
   6,940,000 B-        Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10          8,605,600
                       Reliant Resources Inc., Secured Notes:
   4,040,000 B           9.250% due 7/15/10                                               4,322,800
   7,000,000 B           9.500% due 7/15/13                                               7,577,500
                       Williams Cos. Inc.:
                         Notes:
   2,250,000 B+           7.625% due 7/15/19                                              2,295,000
  11,250,000 B+           7.875% due 9/1/21                                              11,587,500
   1,525,000 B+           8.750% due 3/15/32                                              1,658,438
   3,500,000 B+          Sr. Notes, 8.625% due 6/1/10                                     3,850,000
--------------------------------------------------------------------------------------------------
                                                                                        146,902,856
--------------------------------------------------------------------------------------------------
                       TOTAL CORPORATE BONDS & NOTES
                       (Cost -- $1,104,995,690)                                       1,196,443,996
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          12 Smith Barney High Income Fund  | 2004-Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


     FACE
    AMOUNT+      RATING(a)                          SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 2.2%
Broadcasting/Cable -- 0.2%
  2,890,000/GBP/ C         Telewest Communications PLC, Sr. Notes, 5.250% due 2/19/07
                             (c)                                                        $     2,894,795
------------------------------------------------------------------------------------------------------
Energy -- 0.2%
  2,775,000      CCC+      Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                 2,816,625
------------------------------------------------------------------------------------------------------
Semiconductors -- 0.4%
  4,415,000      CCC+      Amkor Technology, Inc., Sub. Notes, 5.000% due 3/15/07             4,387,406
------------------------------------------------------------------------------------------------------
Technology -- 0.4%
  9,375,000      B         Sanmina Corp., Sub. Debentures, zero coupon bond to
                             yield 9.817% due 9/12/20                                         4,875,000
------------------------------------------------------------------------------------------------------
Telecommunications -- 1.0%
      8,387      NR        Alamosa Holdings Inc., Series B, 7.500%, due 7/31/13               3,868,461
  6,705,000/EUR/ B-        COLT Telecom Group PLC, Sr. Notes, 2.000% due 4/3/07 (b)           9,394,967
------------------------------------------------------------------------------------------------------
                                                                                             13,263,428
------------------------------------------------------------------------------------------------------
                           TOTAL CONVERTIBLE CORPORATE BONDS
                           (Cost -- $22,177,192)                                             28,237,254
------------------------------------------------------------------------------------------------------

    SHARES                                          SECURITY                                 VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCK(d) -- 0.1%
Foods - Major Diversified -- 0.0%
    185,784                Aurora Foods Inc.                                                      1,319
------------------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
     65,671                Crown Castle International Corp.                                     814,320
      7,716                McLeodUSA Inc., Class A Shares                                        14,506
     18,375                Pagemart Nationwide Inc. (b)                                             184
------------------------------------------------------------------------------------------------------
                                                                                                829,010
------------------------------------------------------------------------------------------------------
                           TOTAL COMMON STOCK
                           (Cost -- $1,110,158)                                                 830,329
------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
Aerospace & Defense -- 0.0%
      3,950                Northrop Grumman Corp., 7.250% Equity Security Units                 411,392
------------------------------------------------------------------------------------------------------
Broadcasting/Cable -- 0.1%
     10,100                CSC Holdings Inc.                                                  1,063,025
------------------------------------------------------------------------------------------------------
Technology -- 0.0%
     10,149                Viasystems Group Inc.                                                      0
------------------------------------------------------------------------------------------------------
Telecommunications -- 0.2%
     42,500                Crown Castle International Corp., 6.250% Convertible               2,024,062
      2,976                Dobson Communications Corp., 13.000% Sr. Exchangeable                319,174
      9,100                Motorola Inc.                                                        435,253
------------------------------------------------------------------------------------------------------
                                                                                              2,778,489
------------------------------------------------------------------------------------------------------
                           TOTAL PREFERRED STOCK
                           (Cost -- $2,985,273)                                               4,252,906
------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          13 Smith Barney High Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


  WARRANTS                                             SECURITY                                             VALUE
-------------------------------------------------------------------------------------------------------------------------
WARRANTS (d) -- 0.0%
Broadcasting/Cable -- 0.0%
      21,675    UIH Australia/Pacific, Expires 5/15/06                                                 $             0
-------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
         545    Pliant Corp., Expires 6/1/10 (b)                                                                     5
-------------------------------------------------------------------------------------------------------------------
Printing/Publishing -- 0.0%
       3,775    Merrill Corp., Expires 5/1/09                                                                        0
-------------------------------------------------------------------------------------------------------------------
Technology -- 0.0%
       3,650    Cybernet Internet Services International, Inc., Expires 7/1/09 (b)                                   0
      12,360    WAM!NET Inc., Expires 3/1/05 (b)                                                                   124
-------------------------------------------------------------------------------------------------------------------
                                                                                                                   124
-------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
       2,040    American Tower Corp., Expires 8/1/08 (b)                                                       300,900
       3,305    GT Group Telecom Inc., Expires 2/1/10 (b)                                                        2,479
       2,440    Horizon PCS, Inc. Expires 10/1/10 (b)                                                                0
      10,475    Iridium World Communications Ltd., Expires 7/15/05 (b)                                             105
       2,735    IWO Holdings Inc., Expires 1/15/11 (b)                                                              27
       1,835    Jazztel PLC, Expires 7/15/10 (b)                                                                     0
       9,550    RSL Communications, Ltd., Class A, Expires 11/15/06 (c)                                              0
-------------------------------------------------------------------------------------------------------------------
                                                                                                               303,511
-------------------------------------------------------------------------------------------------------------------
                TOTAL WARRANTS
                (Cost -- $2,686,353)                                                                           303,640
-------------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT                                              SECURITY                                             VALUE
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
$ 60,729,000    UBS Warburg LLC dated 1/30/04, 0.970% due 2/2/04; Proceeds at maturity -- $60,733,909;
                 (Fully collateralized by U.S. Treasury Notes, 3.250% due 1/15/09;
                 Market value -- $61,943,701) (Cost -- $60,729,000)                                         60,729,000
-------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (Cost -- $1,194,683,666**)                                                             $ 1,290,797,125
-------------------------------------------------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investor Service.
(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.
(c)Security is currently in default.
(d)Non-income producing security.
+ Face amount in U.S. dollars unless otherwise indicated.
**Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviationsused in this schedule:
  EUR -- Euro
  GBP -- British Pound

  See page 15 for definitions of ratings.

                      See Notes to Financial Statements.

          14 Smith Barney High Income Fund | 2004 Semi-Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, CCC   -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, and CC as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
C            -- Bonds rated "C" are bonds on which no interest is being paid.
D            -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" through "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aa           -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.
Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well characterize bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

          15 Smith Barney High Income Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JANUARY 31, 2004


ASSETS:
  Investments, at value (Cost -- $1,194,683,666)              $1,290,797,125
  Cash                                                                   691
  Dividends and interest receivable                               25,572,303
  Receivable for Fund shares sold                                  2,909,659
  Other receivables                                                  438,343
  Prepaid expenses                                                     1,392
----------------------------------------------------------------------------
  Total Assets                                                 1,319,719,513
----------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                 7,264,843
  Dividends payable                                                5,768,606
  Payable for Fund shares reacquired                               3,305,798
  Investment advisory fee payable                                    552,630
  Distribution plan fees payable                                     270,284
  Administration fee payable                                         221,052
  Accrued expenses                                                   253,421
----------------------------------------------------------------------------
  Total Liabilities                                               17,636,634
----------------------------------------------------------------------------
Total Net Assets                                              $1,302,082,879
----------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $      184,897
  Capital paid in excess of par value                          1,956,082,890
  Overdistributed net investment income                          (10,360,633)
  Accumulated net realized loss from investment transactions    (739,946,962)
  Net unrealized appreciation of investments                      96,122,687
----------------------------------------------------------------------------
Total Net Assets                                              $1,302,082,879
----------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                         70,280,005
----------------------------------------------------------------------------
  Class B                                                         57,959,135
----------------------------------------------------------------------------
  Class L                                                         36,750,230
----------------------------------------------------------------------------
  Class Y                                                         19,907,541
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                       $7.02
----------------------------------------------------------------------------
  Class B *                                                            $7.05
----------------------------------------------------------------------------
  Class L  *                                                           $7.06
----------------------------------------------------------------------------
  Class Y (and redemption price)                                       $7.06
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
   per share)                                                          $7.35
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                          $7.13
----------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively if shares are redeemed within one year from purchase payment (See Note 2).


                      See Notes to Financial Statements.


          16 Smith Barney High Income Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JANUARY 31, 2004


INVESTMENT INCOME:
  Interest                                                    $ 56,612,214
  Dividends                                                        245,938
------------------------------------------------------------------------
  Total Investment Income                                       56,858,152
------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                               3,092,983
  Distribution plan fees (Note 5)                                2,918,778
  Administration fee (Note 2)                                    1,237,193
  Transfer agency services (Note 5)                                337,164
  Audit and legal                                                   73,351
  Custody                                                           51,046
  Shareholder communications (Note 5)                               30,967
  Registration fees                                                 28,733
  Trustees' fees                                                    13,106
  Other                                                             10,082
------------------------------------------------------------------------
  Total Expenses                                                 7,793,403
------------------------------------------------------------------------
Net Investment Income                                           49,064,749
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions (excluding
  short-term investments):
   Proceeds from sales                                         263,914,834
   Cost of securities sold                                     260,238,715
------------------------------------------------------------------------
  Net Realized Gain                                              3,676,119
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of the period                                      19,465,061
   End of the period                                            96,122,687
------------------------------------------------------------------------
  Increase Net Unrealized Appreciation                          76,657,626
------------------------------------------------------------------------
Net Gain on Investments                                         80,333,745
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $129,398,494
------------------------------------------------------------------------

                      See Notes to Financial Statements.

          17 Smith Barney High Income Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                        2004            2003
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $   49,064,749  $   97,120,849
  Net realized gain (loss)                              3,676,119     (35,082,859)
  Increase in net unrealized appreciation of
   investments                                         76,657,626     148,024,014
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations              129,398,494     210,062,004
---------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income                               (56,753,162)    (97,087,728)
  Capital                                                      --      (7,858,481)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                       (56,753,162)   (104,946,209)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sales of shares                   185,066,723     461,238,980
  Net asset value of shares issued for
   reinvestment of dividends                           22,669,689      42,522,243
  Cost of shares reacquired                          (167,097,322)   (340,928,270)
---------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share
   Transactions                                        40,639,090     162,832,953
---------------------------------------------------------------------------------
Increase in Net Assets                                113,284,422     267,948,748

NET ASSETS:
  Beginning of period                               1,188,798,457     920,849,709
---------------------------------------------------------------------------------
  End of period*                                   $1,302,082,879  $1,188,798,457
---------------------------------------------------------------------------------
* Includes overdistributed net investment income
  of:                                                $(10,360,633)    $(2,672,220)
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

          18 Smith Barney High Income Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney High Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Capital and Income Fund, SB Convertible Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Dividend and Income Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f ) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (g) dividend income is recorded on ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (j) gains or losses on the sale of securities are recorded by using the specific identification method; (k) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class or on another reasonable basis; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (m) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risk not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled. The Fund from time to time may also enter into options and/or futures contracts to hedge market or currency risk.


          19 Smith Barney High Income Fund  | 2004 Semi-Annual Report

2. Investment Advisory Agreement, Administration Agreement and
   Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six-months ended January 31, 2004, the Fund paid transfer agent fees of $353,192 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2004, CGM and its affiliates received sales charges of approximately $506,000 and $361,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                                      Class A Class B  Class L
------------------------------------------------------------------------------
CDSCs                                                 $14,000 $251,000 $21,000
-----------------------------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------------------------------------
Purchases                                                         $296,205,175
-----------------------------------------------------------------------------
Sales                                                              263,914,834
-----------------------------------------------------------------------------

At January 31, 2004, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

----------------------------------------------------------------------------
Gross unrealized appreciation                                   $135,630,057
Gross unrealized depreciation                                    (39,516,598)
----------------------------------------------------------------------------
Net unrealized appreciation                                     $ 96,113,459
----------------------------------------------------------------------------


          20 Smith Barney High Income Fund  | 2004 Semi-Annual Report

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. In addition, the Fund pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                             Class A   Class B   Class L
-------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees            $573,750 $1,509,274 $835,754
------------------------------------------------------------------------

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                    Class A  Class B   Class L   Class Y
-------------------------------------------------------------------------
Transfer Agency Service Expenses    $147,881 $136,504  $52,578     $201
------------------------------------------------------------------------

For the six months ended January 31, 2004, total Shareholder
Communication expenses were as follows:

                                    Class A  Class B   Class L   Class Y
-------------------------------------------------------------------------
Shareholder Communication Expenses   $12,240  $12,920   $5,676     $131
------------------------------------------------------------------------

          21 Smith Barney High Income Fund  | 2004 Semi-Annual Report

6. Distributions Paid to Shareholders by Class

                                                   Six Months Ended  Year Ended
                                                   January 31, 2004 July 31, 2003
---------------------------------------------------------------------------------
Class A
Net investment income                                $21,623,167     $35,214,408
Capital                                                       --       2,850,327
--------------------------------------------------------------------------------
Total                                                $21,623,167     $38,064,735
--------------------------------------------------------------------------------
Class B
Net investment income                                $17,793,071     $31,720,372
Capital                                                       --       2,567,512
--------------------------------------------------------------------------------
Total                                                $17,793,071     $34,287,884
--------------------------------------------------------------------------------
Class L
Net investment income                                $10,713,484     $15,548,806
Capital                                                       --       1,258,553
--------------------------------------------------------------------------------
Total                                                $10,713,484     $16,807,359
--------------------------------------------------------------------------------
Class Y
Net investment income                                $ 6,623,440     $14,604,142
Capital                                                       --       1,182,089
--------------------------------------------------------------------------------
Total                                                $ 6,623,440     $15,786,231
--------------------------------------------------------------------------------

7. Shares of Beneficial Interest

At January 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                     Six Months Ended              Year Ended
                                     January 31, 2004             July 31, 2003
                                 ------------------------  --------------------------
                                   Shares       Amount        Shares        Amount
--------------------------------------------------------------------------------------
Class A
Shares sold                      13,832,312  $ 94,537,387   30,136,915  $ 192,459,489
Shares issued on reinvestment     1,502,083    10,277,926    2,950,452     18,454,438
Shares reacquired                (8,596,677)  (58,691,076) (22,899,024)  (146,084,174)
-------------------------------------------------------------------------------------
Net Increase                      6,737,718  $ 46,124,237   10,188,343  $  64,829,753
-------------------------------------------------------------------------------------
Class B
Shares sold                       5,704,048  $ 39,184,194   15,368,552  $  97,978,040
Shares issued on reinvestment     1,005,554     6,898,488    2,110,472     13,212,217
Shares reacquired                (7,803,269)  (53,446,260) (13,584,978)   (84,362,586)
-------------------------------------------------------------------------------------
Net Increase (Decrease)          (1,093,667) $ (7,363,578)   3,894,046  $  26,827,671
-------------------------------------------------------------------------------------
Class L
Shares sold                       6,224,650  $ 42,903,688   12,587,139  $  81,050,273
Shares issued on reinvestment       737,330     5,068,356    1,316,089      8,278,764
Shares reacquired                (2,883,413)  (19,858,281)  (5,557,313)   (34,566,823)
-------------------------------------------------------------------------------------
Net Increase                      4,078,567  $ 28,113,763    8,345,915  $  54,762,214
-------------------------------------------------------------------------------------

          22 Smith Barney High Income Fund  | 2004 Semi-Annual Report

                               Six Months Ended               Year Ended
                               January 31, 2004             July 31, 2003
                          -------------------------   -------------------------
                             Shares        Amount        Shares       Amount
--------------------------------------------------------------------------------
Class Y
Shares sold                 1,268,631   $  8,441,454   14,898,844  $ 89,751,178
Shares issued on
 reinvestment                  61,832        424,919      403,190     2,576,824
Shares reacquired          (5,300,520)   (35,101,705) (12,394,695)  (75,914,687)
------------------------------------------------------------------------------
Net Increase (Decrease)    (3,970,057)  $(26,235,332)   2,907,339  $ 16,413,315
------------------------------------------------------------------------------

8. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

9. Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.

          23 Smith Barney High Income Fund  | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                  2004/(1)(2)/    2003/(2)/    2002/(2)/    2001/(2)/    2000/(2)/    1999/(2)/
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 6.62        $ 5.97       $ 7.52       $ 9.43      $ 10.30       $11.74
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                         0.28          0.62         0.72         0.96         1.04         1.00
 Net realized and unrealized gain (loss)/(3)/       0.44          0.69        (1.50)       (1.88)       (0.95)       (1.44)
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.72          1.31        (0.78)       (0.92)        0.09        (0.44)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                             (0.32)        (0.61)       (0.69)       (0.99)       (0.96)       (0.99)
 Capital                                              --         (0.05)       (0.08)       (0.00)*         --        (0.01)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.32)        (0.66)       (0.77)       (0.99)       (0.96)       (1.00)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 7.02        $ 6.62       $ 5.97       $ 7.52       $ 9.43       $10.30
-----------------------------------------------------------------------------------------------------------------------
Total Return                                       11.13%++      23.23%      (11.21)%     (10.33)%       0.93%       (3.65)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $493,682      $420,603     $318,788     $384,411     $412,333     $493,725
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                           1.05%+        1.07%        1.08%        1.06%        1.08%        1.05%
 Net investment income/(3)/                         8.14+         9.76        10.31        11.30        10.43         9.24
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               23%           53%          83%          82%          65%          96%
-----------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.72, $(1.50) and 10.43% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 * Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

          24 Smith Barney High Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                                    2004/(1)(2)/     2003/(2)/     2002/(2)/     2001/(2)/     2000/(2)/   1999/(2)/
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 6.64           $ 5.99        $ 7.53        $ 9.44        $10.31      $11.75
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                       0.26             0.59          0.68          0.91          0.98        0.95
 Net realized and unrealized gain (loss)/(3)/     0.45             0.68         (1.49)        (1.88)        (0.94)      (1.44)
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.71             1.27         (0.81)        (0.97)         0.04       (0.49)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.30)           (0.57)        (0.65)        (0.94)        (0.91)      (0.94)
 Capital                                            --            (0.05)        (0.08)        (0.00)*          --       (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.30)           (0.62)        (0.73)        (0.94)        (0.91)      (0.95)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 7.05           $ 6.64        $ 5.99        $ 7.53        $ 9.44      $10.31
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                     10.98%++         22.45%       (11.53)%      (10.82)%        0.40%      (4.15)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $408,584         $392,229      $330,362      $462,757      $614,996     817,382
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.55%+           1.57%         1.57%         1.56%         1.57%       1.55%
 Net investment income/(3)/                       7.64+            9.31          9.82         10.78          9.87        8.75
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             23%              53%           83%           82%           65%         96%
----------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.69, $(1.50) and 9.94% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          25 Smith Barney High Income Fund  | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                               2004/(1)(2)/      2003/(2)/     2002/(2)/     2001/(2)/     2000/(2)/     1999/(2)/
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 6.65      $ 6.00        $ 7.54        $ 9.46        $10.32         $11.76
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/                        0.27        0.59          0.69          0.91          0.99           0.96
  Net realized and unrealized gain
   (loss)/(3)/                                      0.45        0.69         (1.49)        (1.88)        (0.94)         (1.45)
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.72        1.28         (0.80)        (0.97)         0.05          (0.49)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.31)      (0.58)        (0.66)        (0.95)        (0.91)         (0.94)
  Capital                                             --       (0.05)        (0.08)        (0.00)*          --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.31)      (0.63)        (0.74)        (0.95)        (0.91)         (0.95)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 7.06      $ 6.65        $ 6.00        $ 7.54        $ 9.46         $10.32
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                       11.01%++    22.55%       (11.43)%      (10.83)%        0.57%         (4.08)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $259,351    $217,246      $145,900      $166,482      $122,367       $142,477
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.48%+      1.50%         1.51%         1.49%         1.51%          1.48%
  Net investment income/(3)/                        7.71+       9.31          9.88         10.88          9.96           8.84
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               23%         53%           83%           82%           65%            96%
-------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.69, $(1.49) and 10.00% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

          26 Smith Barney High Income Fund  | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class Y Shares                                   2004/(1)(2)/    2003/(2)/    2002/(2)/    2001/(2)/    2000/(2)/    1999/(2)/
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $    6.65      $    6.00    $    7.55    $    9.46    $   10.33    $   11.77
---------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                          0.28           0.65         0.74         1.02         1.09         1.02
 Net realized and unrealized gain (loss)/(3)/        0.46           0.68        (1.50)       (1.92)       (0.97)       (1.42)
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.74           1.33        (0.76)       (0.90)        0.12        (0.40)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                              (0.33)         (0.63)       (0.71)       (1.01)       (0.99)       (1.03)
 Capital                                               --          (0.05)       (0.08)       (0.00)*         --        (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.33)         (0.68)       (0.79)       (1.01)       (0.99)       (1.04)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    7.06      $    6.65    $    6.00    $    7.55    $    9.46    $   10.33
---------------------------------------------------------------------------------------------------------------------------
Total Return                                        11.42%++       23.58%      (10.84)%      (9.99)%       1.29%       (3.33)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $140,465       $158,720     $125,800     $158,563     $246,376     $211,693
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                            0.73%+         0.73%        0.74%        0.72%        0.71%        0.72%
 Net investment income/(3)/                          8.46+         10.14        10.66        11.63        10.87         9.52
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                23%            53%          83%          82%          65%          96%
---------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.75, $(1.51) and 10.77% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

27 Smith Barney High Income Fund |


                            2004 Semi-Annual Report

                                 SMITH BARNEY
                               HIGH INCOME FUND



                      TRUSTEES                     INVESTMENT ADVISER
                      Lee Abraham                  AND ADMINISTRATOR
                      Allan J. Bloostein           Smith Barney Fund
                      Jane F. Dasher                 Management LLC
                      R. Jay Gerken, CFA
                        Chairman                   DISTRIBUTOR
                      Richard E. Hanson, Jr.       Citigroup Global Markets Inc.
                      Paul Hardin
                      Roderick C. Rasmussen        CUSTODIAN
                      John P. Toolan               State Street Bank and
                                                     Trust Company
                      OFFICERS
                      R. Jay Gerken, CFA           TRANSFER AGENT
                      President and                Citicorp Trust Bank, fsb.
                      Chief Executive Officer      125 Broad Street, 11th Floor
                                                   New York, New York 10004
                      Andrew B. Shoup
                      Senior Vice President and    SUB-TRANSFER AGENT
                      Chief Administrative Officer PFPC Inc.
                                                   P.O. Box 9699
                      Richard L. Peteka            Providence, Rhode Island
                      Chief Financial Officer      02940-9699
                      and Treasurer

                      Beth A. Semmel, CFA
                      Vice President and
                      Investment Officer

                      Peter J. Wilby, CFA
                      Vice President and
                      Investment Officer

                      Andrew Beagley
                      Chief Anti-Money
                      Laundering Compliance
                      Officer

                      Kaprel Ozsolak
                      Controller

                      Robert I. Frenkel
                      Secretary and
                      Chief Legal Officer

   Smith Barney Income Funds


   Smith Barney High Income Fund
   The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.







   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


 This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney High Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY HIGH INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2172 3/04                                                             04-6269

ITEM 2.   CODE OF ETHICS.

          Not Applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not Applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Income Funds

Date: April 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Income Funds

Date: April 2, 2004

By:  /s/ Richard L. Peteka
     Richard L. Peteka
     Chief Financial Officer of
     Smith Barney Income Funds

Date: April 2, 2004